Average Annual Total Returns - FidelityStockSelectorAllCapFund-AMCIZPRO - FidelityStockSelectorAllCapFund-AMCIZPRO - Fidelity Stock Selector All Cap Fund	Nov. 29, 2023
Fidelity Advisor Stock Selector All Cap Fund - Class A | Return Before Taxes
Average Annual Return:
Past 1 year	(24.40%)
Past 5 years	6.78%
Past 10 years	10.81%
Fidelity Advisor Stock Selector All Cap Fund - Class A | After Taxes on Distributions
Average Annual Return:
Past 1 year	(24.45%)
Past 5 years	5.98%
Past 10 years	9.68%
Fidelity Advisor Stock Selector All Cap Fund - Class A | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(14.41%)
Past 5 years	5.22%
Past 10 years	8.58%
Fidelity Advisor Stock Selector All Cap Fund - Class C | Return Before Taxes
Average Annual Return:
Past 1 year	(21.21%)
Past 5 years	7.20%
Past 10 years	10.78%
Fidelity Advisor Stock Selector All Cap Fund - Class M | Return Before Taxes
Average Annual Return:
Past 1 year	(22.79%)
Past 5 years	7.02%
Past 10 years	10.79%
Fidelity Advisor Stock Selector All Cap Fund - Class I | Return Before Taxes
Average Annual Return:
Past 1 year	(19.59%)
Past 5 years	8.32%
Past 10 years	11.76%
Fidelity Advisor Stock Selector All Cap Fund - Class Z | Return Before Taxes
Average Annual Return:
Past 1 year	(19.49%)
Past 5 years	8.48%
Since Inception	10.47%	[1]
SP001
Average Annual Return:
Past 1 year	(18.11%)
Past 5 years	9.42%
Past 10 years	12.56%
WA006
Average Annual Return:
Past 1 year	(19.53%)
Past 5 years	8.65%
Past 10 years	12.03%

[1]	AFrom August 13, 2013.